GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	COMMON STOCKS - 92.04%
	Aerospace & Defense - 1.20%
1,220	AAR Corp. (b)	$54,778
476	Aerojet Rocketdyne Holdings, Inc. (b)	26,623
211	AeroVironment, Inc. (b)(c)	18,074
938	Axon Enterprise, Inc. (b)	155,642
326	BWX Technologies, Inc.	18,934
567	Curtiss-Wright Corp.	94,683
684	Ducommun, Inc. (b)	34,173
647	Hexcel Corp.	38,076
3,348	Howmet Aerospace, Inc. (c)	131,945
485	Huntington Ingalls Industries, Inc.	111,880
1,084	Maxar Technologies, Inc.	56,086
660	Moog, Inc. - Class A	57,922
908	Parsons Corp. (b)	41,995
2,897	Textron, Inc.	205,108
870	Triumph Group, Inc. (b)	9,152
1,164	V2X, Inc. (b)	48,061
		1,103,132
	Air Freight & Logistics - 0.39%
981	Air Transport Services Group, Inc. (b)	25,486
930	Atlas Air Worldwide Holdings, Inc. (b)(c)	93,744
541	Forward Air Corp.	56,746
1,186	GXO Logistics, Inc. (b)(c)	50,630
732	Hub Group, Inc. - Class A (b)	58,187
8,035	Radiant Logistics, Inc. (b)	40,898
978	XPO Logistics, Inc. (b)(c)	32,558
		358,249
	Airlines - 0.16%
1,405	Alaska Air Group, Inc. (b)	60,331
280	Allegiant Travel Co. (b)	19,037
2,027	American Airlines Group, Inc. (b)	25,783
2,954	JetBlue Airways Corp. (b)	19,142
3,835	Joby Aviation, Inc. (b)	12,847
750	SkyWest, Inc. (b)	12,383
		149,523
	Auto Components - 0.77%
1,357	Adient PLC - ADR (b)	47,074
3,589	American Axle & Manufacturing Holdings, Inc. (b)	28,066
2,430	BorgWarner, Inc.	97,808
807	Dana, Inc.	12,210
404	Dorman Products, Inc. (b)	32,672
381	Fox Factory Holding Corp. (b)(c)	34,759
2,920	Gentex Corp.	79,628
464	Gentherm, Inc. (b)	30,295
4,193	Goodyear Tire & Rubber Co. (b)(c)	42,559
425	LCI Industries (c)	39,291
513	Lear Corp. (c)	63,622
2,834	Modine Manufacturing Co. (b)	56,283
894	Standard Motor Products, Inc.	31,111
1,319	Stoneridge, Inc. (b)	28,438
147	Visteon Corp. (b)	19,232
1,020	XPEL, Inc. (b)	61,261
		704,309
	Automobiles - 0.18%
1,852	Harley-Davidson, Inc. (c)	77,043
722	Thor Industries, Inc. (c)	54,504
674	Winnebago Industries, Inc. (c)	35,520
		167,067
	Banks - 6.48%
624	Amerant Bancorp, Inc.	16,748
1,128	Ameris Bancorp (c)	53,174
2,420	Associated Banc-Corp.	55,878
975	Atlantic Union Bankshares Corp.	34,261
195	BancFirst Corp.	17,195
2,010	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	32,562
3,049	Bancorp, Inc. (b)	86,531
590	Bank of Hawaii Corp. (c)	45,760
1,563	Bank OZK	62,614
1,297	BankUnited, Inc. (c)	44,059
2,411	Blue Ridge Bankshares, Inc.	30,113
429	BOK Financial Corp.	44,526
993	Business First Bancshares, Inc.	21,985
943	Byline Bancorp, Inc.	21,661
2,799	Cadence Bank	69,023
261	Cambridge Bancorp	21,679
481	Camden National Corp.	20,053
1,993	Capital Bancorp, Inc.	46,915
1,616	Capstar Financial Holdings, Inc.	28,539
1,275	Cathay General Bancorp	52,007
815	Central Pacific Financial Corp.	16,528
340	City Holding Co. (c)	31,651
933	Civista Bancshares, Inc.	20,535
1,331	CNB Financial Corp.	31,664
1,036	Coastal Financial Corp. (b)	49,231
2,369	Comerica, Inc. (c)	158,368
1,461	Commerce Bancshares, Inc. (c)	99,420
304	Community Bank Systems, Inc.	19,137
1,094	ConnectOne Bancorp, Inc.	26,486
500	Cullen Frost Bankers, Inc.	66,850
2,096	Customers Bancorp, Inc. (b)	59,401
1,254	CVB Financial Corp.	32,290
988	Dime Community Bancshares, Inc.	31,448
579	Eagle Bancorp, Inc.	25,517
2,323	East West Bancorp, Inc.	153,086
1,635	Eastern Bankshares, Inc.	28,204
417	Enterprise Bancorp, Inc.	14,720
1,168	Enterprise Financial Services Corp.	57,185
1,035	Equity Bancshares, Inc. - Class A	33,813
4,067	F.N.B. Corp. (c)	53,074
528	FB Financial Corp.	19,082
1,462	Financial Institutions, Inc.	35,614
785	First Bancorp (North Carolina) (c)	33,629
5,140	First BanCorp (Puerto Rico) - ADR	65,381
854	First Bancshares, Inc.	27,337
2,391	First Bank	32,900
1,247	First Busey Corp.	30,826
146	First Citizens BancShares, Inc. - Class A	110,721
2,384	First Commonwealth Financial Corp.	33,304
676	First Community Bancshares, Inc.	22,916
1,512	First Financial Bancorp.	36,636
1,365	First Financial Bankshares, Inc.	46,956
792	First Financial Corp.	36,495
902	First Foundation, Inc.	12,926
1,585	First Hawaiian, Inc. (c)	41,273
7,822	First Horizon National Corp.	191,639
1,030	First Internet Bancorp	25,008
450	First Interstate BancSystem, Inc. - Class A (c)	17,393
3,010	Fulton Financial Corp.	50,658
571	German American Bancorp, Inc.	21,298
1,277	Glacier Bancorp, Inc. (c)	63,109
1,511	Hancock Whitney Corp. (c)	73,117
2,112	Hanmi Financial Corp.	52,272
2,308	HarborOne Bancorp, Inc.	32,081
1,650	HBT Financial, Inc.	32,291
682	Heartland Financial U.S.A., Inc.	31,795
1,176	Hilltop Holdings, Inc.	35,292
932	Home BancShares, Inc. (c)	21,240
1,149	HomeTrust Bancshares, Inc.	27,771
3,219	Hope Bancorp, Inc.	41,235
383	Independent Bank Corp.	32,337
1,337	Independent Bank Corp.	31,981
551	Independent Bank Group, Inc.	33,104
1,211	Lakeland Bancorp, Inc.	21,326
573	Lakeland Financial Corp.	41,812
876	Live Oak Bancshares, Inc. (c)	26,455
1,080	Mercantile Bank Corp.	36,158
1,438	Metrocity Bankshares, Inc.	31,104
348	Metropolitan Bank Holding Corp. (b)	20,417
822	Mid Penn Bancorp, Inc.	24,635
1,269	Midland States Bancorp, Inc.	33,781
1,015	MidWestOne Financial Group, Inc.	32,226
971	MVB Financial Corp.	21,381
519	National Bank Holdings Corp. - Class A	21,834
727	NBT Bancorp, Inc.	31,566
328	Nicolet Bankshares, Inc. (b)	26,171
1,437	OFG Bancorp - ADR	39,604
2,825	Old National Bancorp	50,794
1,813	Old Second Bancorp, Inc.	29,081
716	Origin Bancorp, Inc.	26,277
1,386	Orrstown Financial Services, Inc.	32,100
963	Pacific Premier Bancorp, Inc.	30,392
2,153	PacWest Bancorp	49,411
229	Park National Corp.	32,232
671	Peapack Gladstone Financial Corp.	24,975
874	Pinnacle Financial Partners, Inc. (c)	64,152
1,178	Popular, Inc. - ADR	78,125
551	Preferred Bank (c)	41,116
738	Premier Financial Corp.	19,904
971	Prosperity Bancshares, Inc. (c)	70,572
586	QCR Holdings, Inc.	29,089
1,313	RBB Bancorp	27,376
435	Republic Bancorp, Inc. - Class A	17,800
6,556	Republic First Bancorp, Inc. (b)	14,095
1,011	S&T Bancorp, Inc.	34,556
695	Sandy Spring Bancorp, Inc.	24,485
985	ServisFirst Bancshares, Inc.	67,876
842	Signature Bank	97,015
1,861	Simmons First National Corp. - Class A	40,160
865	SmartFinancial, Inc.	23,788
1,398	South Plains Financial, Inc.	38,487
1,043	South State Corp.	79,643
424	Southern First Bancshares, Inc. (b)	19,398
547	Southside Bancshares, Inc.	19,687
549	Stock Yards Bancorp, Inc.	35,674
1,277	Summit Financial Group, Inc.	31,785
2,558	Synovus Financial Corp.	96,053
675	Texas Capital Bancshares, Inc. (b)	40,709
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	29,810
1,049	TowneBank	32,351
500	Triumph Bancorp, Inc. (b)	24,435
1,050	Trustmark Corp.	36,656
669	UMB Financial Corp.	55,875
3,842	Umpqua Holdings Corp.	68,580
1,585	United Bankshares, Inc.	64,177
2,294	United Community Banks, Inc. (c)	77,537
1,224	Univest Corp. of Pennsylvania	31,983
5,260	Valley National Bancorp (c)	59,491
909	Veritex Holdings, Inc.	25,525
527	Washington Trust Bancorp, Inc.	24,864
1,620	Webster Financial Corp. (c)	76,691
1,440	WesBanco, Inc.	53,251
1,329	West Bancorporation, Inc.	33,956
1,946	Western Alliance Bancorp	115,904
851	Wintrust Financial Corp. (c)	71,927
2,824	Zions Bancorporation	138,828
		5,930,626
	Beverages - 0.47%
171	Boston Beer Co., Inc. - Class A (b)(c)	56,348
690	Celsius Holdings, Inc. (b)(c)	71,787
252	Coca-Cola Consolidated, Inc.	129,115
478	MGP Ingredients, Inc. (c)	50,850
1,321	National Beverage Corp. (b)	61,466
3,800	Primo Water Corp. - ADR	59,052
		428,618
	Biotechnology - 2.64%
3,712	ACADIA Pharmaceuticals, Inc. (b)	59,095
4,854	Achillion Pharmaceuticals, Inc. (a)(b)(e)(f)	2,233
1,181	Aduro Biotech, Inc. (a)(b)(e)(f)	–
4,144	Alkermes PLC - ADR (b)	108,283
666	Apellis Pharmaceuticals, Inc. (b)	34,439
2,128	Arcus Biosciences, Inc. (b)	44,007
2,265	BioCryst Pharmaceuticals, Inc. (b)	26,002
1,051	CareDx, Inc. (b)	11,992
10,835	Catalyst Pharmaceuticals, Inc. (b)	201,531
4,694	Coherus Biosciences, Inc. (b)	37,176
653	Cytokinetics, Inc. (b)(c)	29,920
5,534	Dynavax Technologies Corp. (b)(c)	58,882
3,593	Eagle Pharmaceuticals, Inc. (b)	105,023
3,690	Emergent BioSolutions, Inc. (b)	43,579
8,793	Exelixis, Inc. (b)	141,040
3,154	Foghorn Therapeutics, Inc. (b)	20,122
1,156	Halozyme Therapeutics, Inc. (b)	65,776
749	Ionis Pharmaceuticals, Inc. (b)	28,290
6,114	Ironwood Pharmaceuticals, Inc. (b)	75,752
4,261	iTeos Therapeutics, Inc. (b)	83,217
179	Karuna Therapeutics, Inc. (b)(c)	35,173
7,593	Karyopharm Therapeutics, Inc. (b)	25,816
358	Ligand Pharmaceuticals, Inc. (b)	23,914
7,439	MannKind Corp. (b)	39,204
12,644	MiMedx Group, Inc. (b)	35,150
1,419	Myriad Genetics, Inc. (b)	20,590
394	Natera, Inc. (b)	15,827
713	Neurocrine Biosciences, Inc. (b)	85,161
20,079	OPKO Health, Inc. (b)	25,099
26,513	Organogenesis Holdings, Inc. (b)	71,320
354	Prometheus Biosciences, Inc. (b)	38,940
362	PTC Therapeutics, Inc. (b)	13,818
6,802	Radius Health, Inc. (a)(b)(e)(f)	544
2,910	REGENXBIO, Inc. (b)	65,999
271	Repligen Corp. (b)(c)	45,883
508	Sarepta Therapeutics, Inc. (b)(c)	65,827
797	Travere Therapeutics, Inc. (b)	16,761
1,170	United Therapeutics Corp. (b)	325,365
9,018	Vanda Pharmaceuticals, Inc. (b)	66,643
2,767	Vericel Corp. (b)(c)	72,883
5,973	Vir Biotechnology, Inc. (b)(c)	151,177
		2,417,453
	Building Products - 1.89%
2,043	A. O. Smith Corp. (c)	116,941
778	Advanced Drainage Systems, Inc. (c)	63,773
1,101	Allegion PLC - ADR	115,891
748	American Woodmark Corp. (b)	36,547
1,160	Apogee Enterprises, Inc.	51,574
216	Armstrong World Industries, Inc.	14,815
4,524	Builders FirstSource, Inc. (b)(c)	293,517
224	CSW Industrials, Inc.	25,968
2,034	Fortune Brands Home & Security, Inc.	116,162
1,017	Griffon Corp.	36,398
1,371	Insteel Industries, Inc.	37,730
1,681	JELD-WEN Holding, Inc. (b)	16,222
473	Lennox International, Inc. (c)	113,156
608	Masonite International Corp. - ADR (b)	49,011
2,034	Masterbrand, Inc. (b)	15,357
1,509	Owens Corning, Inc.	128,718
485	Patrick Industries, Inc. (c)	29,391
2,650	PGT Innovations, Inc. (b)	47,594
2,745	Quanex Building Products Corp.	65,002
2,310	Resideo Technologies, Inc. (b)	37,999
865	Simpson Manufacturing Co., Inc.	76,691
1,851	Trex Co., Inc. (b)(c)	78,353
1,938	UFP Industries, Inc.	153,586
12,670	View, Inc. (b)(c)	12,225
		1,732,621
	Capital Markets - 2.98%
761	Affiliated Managers Group, Inc. (c)	120,565
1,629	Artisan Partners Asset Management, Inc. - Class A (c)	48,381
975	Blucora, Inc. (b)	24,892
1,632	Brightsphere Investment Group, Inc.	33,587
841	Cboe Global Markets, Inc.	105,520
1,025	Cohen & Steers, Inc.	66,174
2,109	Cowen Group, Inc. - Class A	81,450
334	Diamond Hill Investment Group, Inc.	61,797
1,980	Donnelley Financial Solutions, Inc. (b)(c)	76,527
1,019	Evercore, Inc. - Class A (c)	111,153
521	FactSet Research Systems, Inc.	209,030
2,306	Federated Hermes, Inc.	83,731
859	Hamilton Lane, Inc. - Class A (c)	54,873
1,127	Houlihan Lokey, Inc.	98,229
4,225	Invesco, Ltd. - ADR	76,008
2,781	Janus Henderson Group PLC - ADR	65,409
2,429	Lazard, Ltd. - Class A - ADR	84,214
1,383	LPL Financial Holdings, Inc.	298,963
288	MarketAxess Holdings, Inc.	80,320
1,978	Moelis & Co. - Class A	75,896
43	Morningstar, Inc.	9,313
4,517	Open Lending Corp. - Class A (b)(c)	30,490
1,125	Oppenheimer Holdings, Inc. - Class A	47,621
574	Piper Jaffray Cos.	74,729
1,011	PJT Partners, Inc. - Class A	74,501
3,147	Robinhood Markets, Inc. - Class A (b)(c)	25,617
1,754	SEI Investments Co.	102,258
1,047	Silvercrest Asset Management Group, Inc. - Class A	19,652
352	StepStone Group, Inc. - Class A	8,863
2,110	Stifel Financial Corp.	123,161
828	StoneX Group, Inc. (b)	78,908
3,817	The Carlyle Group, Inc.	113,899
2,062	Valhi, Inc.	45,364
3,300	Virtu Financial, Inc. - Class A	67,353
293	Virtus Investment Partners, Inc.	56,092
		2,734,540
	Chemicals - 1.41%
1,698	AdvanSix, Inc.	64,558
2,040	American Vanguard Corp.	44,288
617	Ashland Global Holdings, Inc.	66,346
1,053	Avient Corp. (c)	35,549
2,211	Axalta Coating Systems, Ltd. - ADR (b)	56,314
565	Cabot Corp.	37,765
3,196	Element Solutions, Inc.	58,135
580	H.B. Fuller Co. (c)	41,540
948	Hawkins, Inc.	36,593
3,147	Huntsman Corp.	86,480
461	Ingevity Corp. (b)	32,473
464	Innospec, Inc.	47,727
1,174	Intrepid Potash, Inc. (b)	33,893
1,084	Koppers Holdings, Inc.	30,569
2,242	Livent Corp. (b)	44,549
460	Minerals Technologies, Inc.	27,931
81	NewMarket Corp.	25,200
2,726	Olin Corp.	144,314
1,698	RPM International, Inc.	165,470
298	Sensient Technologies Corp.	21,730
1,979	The Chemours Co. (c)	60,597
783	Trinseo PLC - ADR	17,782
2,871	Tronox Holdings PLC - ADR	39,361
2,095	Valvoline, Inc.	68,402
		1,287,566
	Commercial Services & Supplies - 1.21%
835	ABM Industries, Inc.	37,091
4,135	ACCO Brands Corp.	23,115
3,855	ADT, Inc.	34,965
1,147	Avery Dennison Corp. (c)	207,607
2,399	BrightView Holdings, Inc. (b)	16,529
422	Casella Waste Systems, Inc. - Class A (b)	33,469
1,217	Cimpress PLC - ADR (b)	33,601
670	Clean Harbors, Inc. (b)	76,460
896	Comfort Systems USA, Inc.	103,112
2,045	Deluxe Corp.	34,724
1,097	Heritage-Crystal Clean, Inc. (b)	35,631
2,274	Herman Miller, Inc. (c)	47,777
1,519	HNI Corp. (c)	43,185
783	IAA, Inc. (b)	31,320
3,635	Interface, Inc.	35,877
4,551	Kimball International, Inc. - Class B	29,581
290	McGrath RentCorp	28,635
476	MSA Safety, Inc.	68,634
3,990	NL Industries, Inc.	27,172
2,956	Steelcase, Inc. - Class A	20,899
500	Stericycle, Inc. (b)	24,945
500	Tetra Tech, Inc.	72,595
720	The Brinks Co.	38,671
		1,105,595
	Communications Equipment - 1.56%
1,242	ADTRAN Holdings, Inc.	23,337
922	Aviat Networks, Inc. (b)	28,757
2,439	Calix, Inc. (b)	166,901
2,972	Cambium Networks Corp. - ADR (b)(c)	64,403
6,414	Casa Systems, Inc. (b)(c)	17,510
2,104	Ciena Corp. (b)(c)	107,262
1,147	Clearfield, Inc. (b)(c)	107,979
1,906	Comtech Telecommunications Corp.	23,139
1,468	Digi International, Inc. (b)	53,655
2,317	DZS, Inc. (b)	29,380
1,814	EchoStar Corp. - Class A (b)	30,258
10,564	Extreme Networks, Inc. (b)	193,427
996	F5 Networks, Inc. (b)	142,936
3,420	Harmonic, Inc. (b)	44,802
15,636	Inseego Corp. (b)	13,173
5,889	Juniper Networks, Inc.	188,212
850	Lumentum Holdings, Inc. (b)(c)	44,344
1,293	NETGEAR, Inc. (b)	23,416
1,833	NetScout Systems, Inc. (b)	59,591
14,036	Ribbon Communications, Inc. (b)	39,160
2,605	Viavi Solutions, Inc. (b)(c)	27,379
		1,429,021

	Construction & Engineering - 1.58%
2,048	AECOM	173,937
614	Ameresco, Inc. - Class A (b)(c)	35,084
2,526	API Group Corp. (b)	47,514
862	Arcosa, Inc.	46,841
504	Dycom Industries, Inc. (b)	47,174
1,010	EMCOR Group, Inc.	149,591
1,747	Fluor Corp. (b)(c)	60,551
1,189	IES Holdings, Inc. (b)	42,293
1,792	KBR, Inc.	94,618
909	MasTec, Inc. (b)(c)	77,565
559	MYR Group, Inc. (b)	51,467
1,083	Northwest Pipe Co. (b)	36,497
500	NV5 Global, Inc. (b)	66,160
1,601	Primoris Services Corp.	35,126
1,717	Quanta Services, Inc.	244,672
2,237	Sterling Infrastructure, Inc. (b)	73,374
6,243	Tutor Perini Corp. (b)	47,135
2,661	WillScot Mobile Mini Holdings Corp. (b)	120,197
		1,449,796
	Construction Materials - 0.15%
526	Eagle Materials, Inc.	69,879
1,631	Summit Materials, Inc. - Class A (b)(c)	46,312
135	United States Lime & Minerals, Inc.	19,002
		135,193
	Consumer Finance - 0.91%
2,036	Atlanticus Holdings Corp. (b)	53,343
4,512	Consumer Portfolio Services, Inc. (b)	39,931
203	Credit Acceptance Corp. (b)(c)	96,303
2,599	Enova International, Inc. (b)(c)	99,724
3,102	EZCORP, Inc. - Class A (b)	25,281
395	FirstCash Holdings, Inc.	34,330
1,903	LendingClub Corp. (b)	16,747
6,122	Navient Corp.	100,707
651	Nelnet, Inc. - Class A	59,078
3,056	OneMain Holdings, Inc. (c)	101,795
2,131	Oportun Financial Corp. (b)	11,742
648	PRA Group, Inc. (b)(c)	21,890
1,815	PROG Holdings, Inc. (b)	30,655
1,540	Regional Management Corp.	43,243
5,849	SLM Corp. (c)	97,093
		831,862
	Containers & Packaging - 0.93%
456	AptarGroup, Inc. (c)	50,151
1,281	Ardagh Group SA - ADR (a)(b)(e)(f)	10,895
1,518	Berry Global Group, Inc.	91,733
896	Crown Holdings, Inc.	73,660
2,258	Graphic Packaging Holding Co.	50,241
696	Greif, Inc. - Class A	46,674
436	Greif, Inc. - Class B	34,108
2,215	Myers Industries, Inc.	49,239
3,037	O-I Glass, Inc. (b)(c)	50,323
1,166	Packaging Corp. of America	149,143
2,098	Sealed Air Corp.	104,648
1,249	Silgan Holdings, Inc. (c)	64,748
538	Sonoco Products Co. (c)	32,662
338	UFP Technologies, Inc. (b)	39,847
		848,072
	Distributors - 0.03%
2,813	Funko, Inc. - Class A (b)(c)	30,690
	Diversified Consumer Services - 1.20%
1,613	Adtalem Global Education, Inc. (b)	57,262
2,218	American Public Education, Inc. (b)	27,259
37,684	Beachbody Co., Inc. (b)	19,822
231	Bright Horizons Family Solutions, Inc. (b)	14,576
1,319	Carriage Services, Inc.	36,325
1,083	Franchise Group, Inc.	25,797
2,598	frontdoor, Inc. (b)(c)	54,038
112	Graham Holdings Co. - Class B	67,672
840	Grand Canyon Education, Inc. (b)	88,754
3,807	H&R Block, Inc. (c)	138,994
1,493	Hillenbrand, Inc. (c)	63,706
3,845	Laureate Education, Inc.	36,989
1,233	Matthews International Corp. - Class A (c)	37,533
15,467	Nerdy, Inc. (b)(c)	34,801
8,341	Perdoceo Education Corp. (b)	115,940
1,753	Service Corp. International (c)	121,202
523	Strategic Education, Inc. (c)	40,961
2,317	Stride, Inc. (b)	72,476
2,395	Udemy, Inc. (b)	25,267
5,579	WW International, Inc. (b)	21,535
		1,100,909
	Diversified Financial Services - 0.74%
1,609	Alerus Financial Corp.	37,570
2,868	A-Mark Precious Metals, Inc.	99,606
17,205	Douglas Elliman, Inc.	70,024
1,478	Encore Capital Group, Inc. (b)(c)	70,855
2,242	Jackson Financial, Inc. - Class A (c)	77,999
4,221	Jefferies Financial Group, Inc. (c)	144,696
1,560	Primis Financial Corp.	18,486
2,295	Voya Financial, Inc. (c)	141,120
198	World Acceptance Corp. (b)	13,056
		673,412
	Diversified Telecommunication Services - 0.31%
558	Cogent Communications Holdings, Inc.	31,850
1,181	Frontier Communications Parent, Inc. (b)(c)	30,092
3,834	IDT Corp. - Class B (b)	108,004
542	Iridium Communications, Inc. (b)(c)	27,859
4,385	Ooma, Inc. (b)	59,724
2,059	Radius Global Infrastructure, Inc. - Class A (b)	24,337
		281,866
	Electric Utilities - 0.47%
347	ALLETE, Inc.	22,385
1,641	Hawaiian Electric Industries, Inc.	68,676
598	IDACORP, Inc. (c)	64,494
1,515	OGE Energy Corp. (c)	59,918
819	Pinnacle West Capital Corp.	62,277
635	PNM Resources, Inc.	30,982
976	Portland General Electric Co.	47,824
485	Unitil Corp.	24,909
8,616	Via Renewables, Inc.	44,028
		425,493
	Electrical Equipment - 1.57%
738	Acuity Brands, Inc. (c)	122,220
1,116	Allied Motion Technologies, Inc.	38,848
1,540	Atkore International Group, Inc. (b)(c)	174,667
865	AZZ, Inc.	34,773
4,498	Babcock & Wilcox Enterprises, Inc. (b)	25,953
1,016	Belden, Inc.	73,050
760	Bloom Energy Corp. - Class A (b)(c)	14,531
926	Brady Corp. - Class A	43,615
1,769	ChargePoint Holdings, Inc. (b)(c)	16,859
1,196	Encore Wire Corp. (c)	164,522
799	Franklin Electric Co., Inc.	63,720
14,577	GrafTech International, Ltd.	69,387
582	Hubbell, Inc. (c)	136,584
2,620	nVent Electric PLC - ADR	100,791
1,971	Plug Power, Inc. (b)(c)	24,381
910	Preformed Line Products Co.	75,794
705	Regal Beloit Corp. (c)	84,586
1,292	Sensata Technologies Holding PLC - ADR (c)	52,171
2,001	Thermon Group Holdings, Inc. (b)	40,180
849	Vicor Corp. (b)	45,634
362	Woodward Governor Co. (c)	34,973
		1,437,239
	Electronic Equipment, Instruments & Components - 1.86%
3,654	Arlo Technologies, Inc. (b)	12,825
1,052	Arrow Electronics, Inc. (b)	110,008
1,446	Avnet, Inc. (c)	60,125
1,066	Benchmark Electronics, Inc.	28,452
1,908	Cognex Corp. (c)	89,886
1,583	Coherent Corp. (b)	55,563
1,302	CTS Corp. (c)	51,325
1,199	Dolby Laboratories, Inc. - Class A	84,577
549	Fabrinet - ADR (b)	70,393
694	FARO Technologies, Inc. (b)(c)	20,411
2,471	Identiv, Inc. (b)	17,890
832	Insight Enterprises, Inc. (b)	83,425
252	IPG Photonics Corp. (b)(c)	23,857
409	Itron, Inc. (b)(c)	20,716
1,851	Jabil, Inc.	126,238
2,685	Knowles Corp. (b)(c)	44,088
181	Littelfuse, Inc. (c)	39,856
788	Methode Electronics, Inc.	34,964
3,428	Napco Security Technologies, Inc. (b)	94,201
2,266	National Instruments Corp.	83,615
501	Novanta, Inc. - ADR (b)	68,071
364	OSI Systems, Inc. (b)	28,945
926	PC Connection, Inc.	43,429
272	Plexus Corp. (b)	27,997
1,430	Sanmina Corp. (b)	81,925
1,282	ScanSource, Inc. (b)	37,460
726	SYNNEX Corp.	68,759
3,515	TTM Technologies, Inc. (b)	53,006
227	Universal Display Corp.	24,525
2,848	Vishay Intertechnology, Inc.	61,431
2,979	Vontier Corp.	57,584
		1,705,547
	Energy Equipment & Services - 0.92%
3,136	Archrock, Inc.	28,161
1,624	Bristow Group, Inc. (b)	44,059
611	Cactus, Inc. - Class A	30,709
1,730	ChampionX Corp. (c)	50,153
10,332	Helix Energy Solutions Group, Inc. (b)	76,250
736	Helmerich & Payne, Inc.	36,484
346	Nabors Industries, Ltd. - ADR (b)	53,585
5,229	National Energy Services Reunited Corp. - ADR (b)	36,289
8,901	Newpark Resources, Inc. (b)	36,939
1,997	NexTier Oilfield Solutions, Inc. (b)	18,452
3,407	NOV, Inc. (c)	71,172
3,036	Oceaneering International, Inc. (b)	53,100
4,821	Oil States International, Inc. (b)	35,965
3,780	Patterson-UTI Energy, Inc.	63,655
4,112	ProPetro Holding Corp. (b)	42,642
9,166	TETRA Technologies, Inc. (b)	31,714
5,080	US Silica Holdings, Inc. (b)	63,500
406	Valaris, Ltd. - ADR (b)	27,454
822	Weatherford International PLC - ADR (b)	41,856
		842,139
	Entertainment - 0.29%
1,777	Liberty Media Corp. - Liberty Formula One - Class C (b)(c)	106,229
9,230	Playstudios, Inc. (b)	35,812
3,749	Playtika Holding Corp. (b)	31,904
15,957	Skillz, Inc. (b)	8,082
2,021	The Marcus Corp. (c)	29,082
853	World Wrestling Entertainment, Inc. - Class A (c)	58,448
		269,557
	Food & Staples Retailing - 1.83%
4,871	Albertsons Cos., Inc. - Class A (c)	101,025
2,977	BJ’s Wholesale Club Holdings, Inc. (b)	196,958
740	Casey’s General Stores, Inc.	166,019
1,608	Grocery Outlet Holding Corp. (b)	46,938
4,122	HF Foods Group, Inc. (b)	16,735
1,257	Ingles Markets, Inc. - Class A	121,250
3,381	Natural Grocers by Vitamin Cottage, Inc.	30,902
3,255	Performance Food Group Co. (b)	190,059
396	PriceSmart, Inc. (c)	24,069
6,432	Rite Aid Corp. (b)	21,483
3,427	SpartanNash Co.	103,633
4,490	Sprouts Farmers Market, Inc. (b)(c)	145,341
1,011	The Andersons, Inc.	35,375
1,091	The Chefs’ Warehouse, Inc. (b)	36,309
2,843	The Fresh Market (a)(b)(e)(f)	–
3,654	United Natural Foods, Inc. (b)(c)	141,446
4,162	US Foods Holding Corp. (b)	141,591
2,516	Village Super Market, Inc. - Class A	58,598
1,221	Weis Markets, Inc. (c)	100,476
		1,678,207
	Food Products - 1.00%
421	Cal-Maine Foods, Inc. (c)	22,923
1,901	Darling International, Inc. (b)(c)	118,984
4,417	Flowers Foods, Inc. (c)	126,945
1,120	Fresh Del Monte Produce, Inc. - ADR (c)	29,333
2,081	Hostess Brands, Inc. (b)	46,698
813	Ingredion, Inc. (c)	79,617
160	J&J Snack Foods Corp.	23,954
383	John B. Sanfilippo & Son, Inc.	31,145
673	Lamb Weston Holdings, Inc.	60,139
242	Lancaster Colony Corp. (c)	47,747
1,107	Pilgrim’s Pride Corp. (b)(c)	26,269
749	Post Holdings, Inc. (b)	67,605
912	Seneca Foods Corp. - Class A (b)	55,586
929	Simply Good Foods Co. (b)	35,330
1,004	The Hain Celestial Group, Inc. (b)	16,245
1,238	TreeHouse Foods, Inc. (b)(c)	61,132
3,411	Vital Farms, Inc. (b)	50,892
3,672	Whole Earth Brands, Inc. (b)	14,945
		915,489
	Gas Utilities - 0.67%
2,005	Brookfield Infrastructure Corp. - Class A - ADR	77,994
4,250	EQT Corp. (c)	143,778
785	National Fuel Gas Co. (c)	49,691
810	New Jersey Resources Corp.	40,192
946	ONE Gas, Inc. (c)	71,631
931	South Jersey Industries, Inc.	33,078
541	Southwest Gas Holdings, Inc.	33,477
344	Spire, Inc. (c)	23,688
3,752	UGI Corp. (c)	139,087
		612,616
	Health Care Equipment & Supplies - 2.63%
3,514	Alphatec Holdings, Inc. (b)(c)	43,398
1,314	AngioDynamics, Inc. (b)	18,094
1,594	Anika Therapeutics, Inc. (b)	47,182
743	AtriCure, Inc. (b)	32,974
1,771	Avanos Medical, Inc. (b)	47,923
216	Axonics, Inc. (b)(c)	13,507
2,571	Cardiovascular Systems, Inc. (b)	35,017
7,600	Cerus Corp. (b)(c)	27,740
304	CONMED Corp. (c)	26,947
2,317	Cutera, Inc. (b)	102,458
2,183	Dentsply Sirona, Inc.	69,507
2,595	Embecta Corp.	65,628
1,120	Enovis Corp. (b)	59,942
2,291	Envista Holdings Corp. (b)(c)	77,138
6,758	Figs, Inc. - Class A (b)(c)	45,481
1,062	Globus Medical, Inc. - Class A (b)(c)	78,875
626	Haemonetics Corp. (b)	49,235
117	ICU Medical, Inc. (b)	18,425
989	Inari Medical, Inc. (b)	62,861
785	Inogen, Inc. (b)	15,472
479	Integer Holdings Corp. (b)	32,792
804	Integra LifeSciences Holdings Corp. (b)(c)	45,080
1,234	iRadimed Corp.	34,910
580	iRhythm Technologies, Inc. (b)	54,329
1,267	Lantheus Holdings, Inc. (b)	64,566
1,238	LeMaitre Vascular, Inc.	56,973
512	LivaNova PLC - ADR (b)	28,436
591	Masimo Corp. (b)(c)	87,438
4,094	Meridian Bioscience, Inc. (b)	135,962
534	Merit Medical Systems, Inc. (b)	37,711
640	Novocure, Ltd. - ADR (b)	46,944
556	NuVasive, Inc. (b)	22,929
2,120	Orthofix Medical, Inc. (b)	43,524
474	Penumbra, Inc. (b)(c)	105,446
463	QuidelOrtho Corp. (b)	39,665
2,448	SeaSpine Holdings Corp. (b)	20,441
620	Shockwave Medical, Inc. (b)	127,478
1,859	SI-BONE, Inc. (b)	25,282
1,248	Silk Road Medical, Inc. (b)	65,957
1,258	STAAR Surgical Co. (b)	61,063
721	SurModics, Inc. (b)	24,601
8,842	Tactile Systems Technology, Inc. (b)	101,506
1,260	Tandem Diabetes Care, Inc. (b)	56,637
242	Utah Medical Products, Inc.	24,328
1,893	Varex Imaging Corp. (b)	38,428
6,439	Zynex, Inc.	89,567
		2,409,797
	Health Care Providers & Services - 2.44%
1,369	Acadia Healthcare Co., Inc. (b)(c)	112,696
1,889	AdaptHealth Corp. (b)(c)	36,307
539	Addus HomeCare Corp. (b)	53,625
724	Amedisys, Inc. (b)(c)	60,483
1,381	AMN Healthcare Services, Inc. (b)	141,994
258	Chemed Corp. (c)	131,691
356	CorVel Corp. (b)	51,738
5,262	Cross Country Healthcare, Inc. (b)	139,811
690	DaVita, Inc. (b)(c)	51,522
804	Encompass Health Corp.	48,087
1,010	Enhabit, Inc. (b)	13,292
1,980	Fulgent Genetics, Inc. (b)	58,964
553	HealthEquity, Inc. (b)(c)	34,087
2,936	Henry Schein, Inc. (b)(c)	234,498
14,417	Innovage Holding Corp. (b)(c)	103,514
437	LHC Group, Inc. (b)	70,659
491	ModivCare, Inc. (b)(c)	44,057
707	National HealthCare Corp.	42,067
1,573	National Research Corp.	58,673
2,400	Option Care Health, Inc. (b)	72,216
2,590	Owens & Minor, Inc. (b)(c)	50,583
2,306	Patterson Cos., Inc. (c)	64,637
2,348	Pediatrix Medical Group, Inc. (b)	34,891
1,110	PetIQ, Inc. (b)(c)	10,234
1,671	Premier, Inc. - Class A	58,452
671	Progyny, Inc. (b)(c)	20,902
955	R1 RCM, Inc. (b)(c)	10,457
730	Select Medical Holdings Corp. (c)	18,126
926	Surgery Partners, Inc. (b)(c)	25,798
1,777	Tenet Healthcare Corp. (b)(c)	86,700
898	The Ensign Group, Inc. (c)	84,960
3,292	The Joint Corp (b)	46,022
995	Universal Health Services, Inc. - Class B	140,186
245	US Physical Therapy, Inc.	19,852
		2,231,781
	Health Care Technology - 0.57%
3,872	Allscripts Healthcare Solutions, Inc. (b)	68,302
1,866	Computer Programs & Systems, Inc. (b)	50,792
1,282	Evolent Health, Inc. - Class A (b)	35,998
1,709	HealthStream, Inc. (b)	42,452
477	Inspire Medical Systems, Inc. (b)	120,147
16,353	Multiplan Corp. (b)(c)	18,806
6,097	NextGen Healthcare, Inc. (b)	114,502
419	Omnicell, Inc. (b)	21,126
2,115	Teladoc Health, Inc. (b)(c)	50,020
		522,145
	Hotels, Restaurants & Leisure - 1.88%
1,758	Aramark (c)	72,676
327	Biglari Holdings, Inc. - Class B (b)	45,388
731	BJ’s Restaurants, Inc. (b)	19,284
1,792	Bloomin’ Brands, Inc. (c)	36,055
1,821	Bluegreen Vacations Holding Corp.	45,452
1,258	Boyd Gaming Corp.	68,599
729	Brinker International, Inc. (b)	23,262
627	Callaway Golf Co. (b)(c)	12,383
2,494	Century Casinos, Inc. (b)	17,533
478	Choice Hotels International, Inc. (c)	53,842
203	Churchill Downs, Inc. (c)	42,920
1,016	Chuy’s Holdings, Inc. (b)	28,753
256	Cracker Barrel Old Country Store, Inc. (c)	24,253
1,072	Dave & Buster’s Entertainment, Inc. (b)	37,992
422	Dine Brands Global, Inc. (c)	27,261
2,776	El Pollo Loco Holdings, Inc.	27,649
1,453	Everi Holdings, Inc. (b)	20,851
1,239	Hilton Grand Vacations, Inc. (b)	47,751
464	Hyatt Hotels Corp. - Class A (b)(c)	41,969
3,157	Inspired Entertainment, Inc. (b)	39,999
3,100	International Game Technology PLC	70,308
564	Kura Sushi USA, Inc. - Class A (b)	26,891
1,433	Light & Wonder, Inc. (b)	83,974
597	Marriott Vacations Worldwide Corp.	80,350
618	Papa John’s International, Inc. (c)	50,868
1,832	Penn National Gaming, Inc. (b)	54,410
406	Planet Fitness, Inc. - Class A (b)(c)	31,993
623	RCI Hospitality Holdings, Inc.	58,057
710	Red Rock Resorts, Inc. - Class A (c)	28,407
1,474	Ruth’s Hospitality Group, Inc.	22,818
777	SeaWorld Entertainment, Inc. (b)	41,577
8,027	Target Hospitality Corp. (b)(c)	121,529
563	Texas Roadhouse, Inc. (c)	51,205
3,028	The ONE Group Hospitality, Inc. (b)(f)	19,076
790	Travel + Leisure Co.	28,756
226	Vail Resorts, Inc.	53,867
614	Wingstop, Inc. (c)	84,499
689	Wyndham Hotels & Resorts, Inc. (c)	49,133
326	Wynn Resorts, Ltd. (b)	26,885
		1,718,475
	Household Durables - 1.81%
10,784	Aterian, Inc. (b)	8,307
1,900	Beazer Homes USA, Inc. (b)	24,244
207	Cavco Industries, Inc. (b)(c)	46,834
692	Century Communities, Inc. (c)	34,607
2,485	Ethan Allen Interiors, Inc. (c)	65,654
6,318	GoPro, Inc. - Class A (b)	31,464
2,156	Green Brick Partners, Inc. (b)	52,240
358	Helen of Troy, Ltd. - ADR (b)	39,706
629	Hovnanian Enterprises, Inc. - Class A (b)	26,468
549	Installed Building Products, Inc.	46,994
932	iRobot Corp. (b)	44,857
799	KB Home	25,448
5,380	Landsea Homes Corp. (b)	28,030
2,098	La-Z-Boy, Inc. (c)	47,876
716	Leggett & Platt, Inc. (c)	23,077
3,627	Lifetime Brands, Inc.	27,529
1,726	Lovesac Co. (b)	37,989
840	M/I Homes, Inc. (b)	38,791
563	Meritage Homes Corp. (b)(c)	51,909
686	Mohawk Industries, Inc. (b)(c)	70,123
3,826	PulteGroup, Inc.	174,198
4,884	Purple Innovation, Inc. (b)	23,394
1,396	Skyline Champion Corp. (b)	71,908
2,136	Snap One Holdings Corp. (b)	15,828
3,326	Sonos, Inc. (b)(c)	56,209
2,661	Taylor Morrison Home Corp. (b)(c)	80,761
3,862	Tempur Sealy International, Inc. (c)	132,582
1,872	Toll Brothers, Inc.	93,450
452	TopBuild Corp. (b)	70,734
4,096	Traeger, Inc. (b)	11,551
3,387	TRI Pointe Group, Inc. (b)(c)	62,964
6,168	Tupperware Brands Corp. (b)	25,536
2,153	Turtle Beach Corp. (b)	15,437
1,264	Universal Electronics, Inc. (b)	26,304
3,221	Weber, Inc. - Class A (c)	25,929
		1,658,932
	Household Products - 0.13%
537	Central Garden & Pet Co. (b)	20,111
890	Central Garden & Pet Co. - Class A (b)	31,862
438	WD-40 Co.	70,610
		122,583
	Independent Power and Renewable Electricity Producers - 0.53%
480	Brookfield Renewable Corp. - Class A - ADR	13,219
2,339	Clearway Energy, Inc. - Class A	69,983
2,378	Clearway Energy, Inc. - Class C (c)	75,787
5,168	NRG Energy, Inc. (c)	164,446
399	Ormat Technologies, Inc. (c)	34,505
5,666	Vistra Energy Corp.	131,451
		489,391
	Industrial Conglomerates - 0.32%
567	Carlisle Companies, Inc.	133,614
1,299	Otter Tail Corp.	76,264
8	Seaboard Corp.	30,202
343	Standex International Corp.	35,127
2,129	Tredegar Corp.	21,758
		296,965
	Insurance - 3.29%
2,669	American Equity Investment Life Holding Co. (c)	121,760
1,435	American Financial Group, Inc.	196,997
619	AMERISAFE, Inc.	32,169
619	Argo Group International Holdings, Ltd. - ADR	16,001
683	Assurant, Inc. (c)	85,416
1,300	Assured Guaranty, Ltd. - ADR	80,938
1,392	Axis Capital Holdings, Ltd. - ADR	75,405
1,726	Brighthouse Financial, Inc. (b)	88,492
3,370	Brown & Brown, Inc.	191,989
2,228	CNO Financial Group, Inc.	50,910
3,215	Crawford & Co. - Class A	17,875
2,200	Donegal Group, Inc. - Class A	31,240
662	Employers Holdings, Inc.	28,552
419	Erie Indemnity Co. - Class A	104,214
545	Everest Re Group, Ltd. - ADR	180,542
1,807	First American Financial Corp. (c)	94,578
11,950	Genworth Financial, Inc. - Class A (b)	63,215
1,159	Globe Life, Inc.	139,717
3,853	Greenlight Capital RE, Ltd. - Class A - ADR (b)	31,402
852	Horace Mann Educators Corp.	31,839
249	Investors Title Co.	36,740
326	Kemper Corp.	16,039
376	Kinsale Capital Group, Inc. (c)	98,332
1,417	Lincoln National Corp.	43,530
4,760	MBIA, Inc. (b)	61,166
132	National Western Life Group, Inc. - Class A	37,092
6,325	Old Republic International Corp. (c)	152,749
709	Primerica, Inc.	100,550
946	ProAssurance Corp.	16,527
908	Reinsurance Group of America, Inc.	129,018
354	RenaissanceRe Holdings, Ltd. - ADR	65,217
564	RLI Corp.	74,036
1,009	Ryan Specialty Holdings, Inc. (b)	41,884
338	Safety Insurance Group, Inc.	28,480
885	Selective Insurance Group, Inc. (c)	78,420
1,050	Stewart Information Services Corp.	44,867
699	The Hanover Insurance Group, Inc.	94,456
3,491	Tiptree, Inc.	48,315
2,820	Trean Insurance Group, Inc. (b)	16,920
757	United Fire Group, Inc.	20,712
3,133	Unum Group	128,547
15	White Mountains Insurance Group, Ltd. - ADR	21,215
		3,018,063
	Interactive Media & Services - 0.55%
2,647	Arena Group Holdings, Inc. (b)	28,085
3,229	Cargurus, Inc. (b)	45,238
5,388	Cars.com, Inc. (b)(c)	74,193
5,208	DHI Group, Inc. (b)	27,550
4,765	EverQuote, Inc. - Class A (b)	70,236
1,795	MediaAlpha, Inc. - Class A (b)	17,860
1,981	QuinStreet, Inc. (b)	28,427
1,765	TripAdvisor, Inc. (b)(c)	31,735
18,058	TrueCar, Inc. (b)	45,325
2,787	Yelp, Inc. (b)(c)	76,197
1,698	Zillow Group, Inc. - Class C (b)(c)	54,693
		499,539
	Internet & Direct Marketing Retail - 0.60%
5,674	1-800-Flowers.com, Inc. - Class A (b)	54,243
13,799	aka Brands Holding Corp. (b)	17,525
7,464	CarParts.com, Inc. (b)	46,725
20,138	ContextLogic, Inc. - Class A (b)	9,821
6,393	Duluth Holdings, Inc. - Class B (b)	39,509
4,130	Groupon, Inc. (b)(c)	35,435
3,825	Lands’ End, Inc. (b)	29,032
3,945	Lulu’s Fashion Lounge Holdings, Inc. (b)	9,902
1,348	PetMed Express, Inc. (c)	23,860
8,052	Quotient Technology, Inc. (b)	27,618
8,880	Qurate Retail, Inc. - Series A (b)	14,474
1,742	Revolve Group, Inc. (b)(c)	38,777
931	Shutterstock, Inc. (c)	49,082
9,554	Stitch Fix, Inc. - Class A (b)	29,713
15,128	The RealReal, Inc. (b)	18,910
3,235	Vivid Seats, Inc. - Class A (b)(c)	23,616
1,239	Wayfair, Inc. - Class A (b)(c)	40,751
1,336	Xometry, Inc. - Class A (b)(c)	43,059
		552,052
	Internet Software & Services - 0.10%
6,885	Benefitfocus, Inc. (b)	72,017
1,558	Liquidity Services, Inc. (b)	21,906
		93,923
	IT Services - 3.29%
2,210	Amdocs, Ltd. - ADR	200,889
899	Black Knight, Inc. (b)	55,513
2,269	Booz Allen Hamilton Holding Corp.	237,156
1,847	Bread Financial Holdings, Inc.	69,558
9,511	Brightcove, Inc. (b)	49,743
529	CACI International, Inc. - Class A (b)	159,012
1,526	Cass Information Systems, Inc.	69,921
1,007	Concentrix Corp. (c)	134,092
15,110	Conduent, Inc. (b)	61,196
1,962	CSG Systems International, Inc.	112,226
409	DigitalOcean Holdings, Inc. (b)	10,417
4,207	DXC Technology Co. (b)	111,486
639	Euronet Worldwide, Inc. (b)	60,309
1,046	EVERTEC, Inc. - ADR	33,869
1,301	Evo Payments, Inc. - Class A (b)	44,026
745	ExlService Holdings, Inc. (b)	126,225
3,389	Genpact, Ltd. - ADR	156,978
2,713	Gogo, Inc. (b)(c)	40,044
1,738	Grid Dynamics Holdings, Inc. (b)	19,500
2,765	I3 Verticals, Inc. - Class A (b)(c)	67,300
3,989	IBEX Holdings, Ltd. - ADR (b)	99,127
14,346	Information Services Group, Inc.	65,992
2,102	International Money Express, Inc. (b)	51,226
2,572	LiveRamp Holdings, Inc. (b)	60,288
1,195	Maximus, Inc. (c)	87,629
2,190	MoneyGram International, Inc. (b)	23,849
2,808	Paysafe, Ltd. - ADR (b)	39,003
1,573	Perficient, Inc. (b)(c)	109,843
2,388	Priority Technology Holdings, Inc. (b)	12,561
10,940	Rackspace Technology, Inc. (b)(c)	32,273
6,220	Repay Holdings Corp. (b)	50,071
578	Science Applications International Corp.	64,118
447	Shift4 Payments, Inc. - Class A (b)(c)	25,001
2,715	SolarWinds Corp. (b)	25,412
1,732	Squarespace, Inc. - Class A (b)	38,398
8,040	StoneCo, Ltd. - Class A - ADR (b)	75,898
4,254	The Hackett Group, Inc.	86,654
4,937	The Western Union Co. (c)	67,982
840	TTEC Holdings, Inc.	37,069
3,906	Unisys Corp. (b)	19,960
2,139	Verra Mobility Corp. (b)(c)	29,582
369	WEX, Inc. (b)	60,387
420	Wix.com, Ltd. - ADR (b)	32,269
		3,014,052
	Leisure Products - 1.06%
1,131	Acushnet Holdings Corp. (c)	48,022
1,380	Brunswick Corp.	99,470
1,230	Clarus Corp.	9,643
1,750	Hayward Holdings, Inc. (b)	16,450
509	Johnson Outdoors, Inc. - Class A	33,655
856	Malibu Boats, Inc. - Class A (b)	45,625
2,765	Marine Products Corp.	32,544
2,894	MasterCraft Boat Holdings, Inc. (b)	74,868
6,336	Mattel, Inc. (b)(c)	113,034
1,002	Polaris Industries, Inc. (c)	101,202
611	Pool Corp.	184,724
3,842	Smith & Wesson Brands, Inc.	33,349
3,865	Solo Brands, Inc. - Class A(b)(c)	14,378
817	Sturm, Ruger & Co., Inc.	41,356
2,451	Vista Outdoor, Inc. (b)(c)	59,731
1,459	YETI Holdings, Inc. (b)(c)	60,271
		968,322
	Life Sciences Tools & Services - 0.92%
936	10X Genomics, Inc. - Class A (b)	34,108
5,266	AbCellera Biologics, Inc. - ADR (b)	53,345
2,048	Bio-Techne Corp.	169,738
1,583	Bruker Corp. (c)	108,198
503	Charles River Laboratories International, Inc. (b)	109,604
2,411	Inotiv, Inc. (b)	11,910
1,873	Maravai LifeSciences Holdings, Inc. - Class A (b)	26,803
517	Medpace holdings, Inc. (b)(c)	109,816
3,173	QIAGEN NV - ADR (b)	158,237
1,706	Syneos Health, Inc. (b)	62,576
		844,335
	Machinery - 3.57%
1,016	AGCO Corp.	140,909
225	Alamo Group, Inc.	31,860
409	Albany International Corp. - Class A (c)	40,323
1,469	Allison Transmission Holdings, Inc.	61,110
1,361	Altra Industrial Motion Corp.	81,320
506	Astec Industries, Inc.	20,574
525	Badger Meter, Inc. (c)	57,241
840	Barnes Group, Inc.	34,314
260	Chart Industries, Inc. (b)(c)	29,960
1,868	CIRCOR International, Inc. (b)	44,757
1,262	Columbus McKinnon Corp.	40,977
734	Crane Holdings Co.	73,730
1,705	Donaldson Co., Inc.	100,373
2,190	Energy Recovery, Inc. (b)	44,873
547	EnPro Industries, Inc. (c)	59,453
1,166	Esab Corp.	54,709
272	ESCO Technologies, Inc.	23,811
1,477	Evoqua Water Technologies Corp. (b)	58,489
8,956	Fathom Digital Manufacturing C (b)	11,822
753	Federal Signal Corp.	34,992
1,122	Flowserve Corp.	34,423
3,275	Gates Industrial Corp PLC - ADR (b)	37,368
2,320	Graco, Inc.	156,043
417	Helios Technologies, Inc.	22,701
640	ITT, Inc.	51,904
449	John Bean Technologies Corp.	41,007
293	Kadant, Inc.	52,046
1,046	Kennametal, Inc. (c)	25,167
866	Lincoln Electric Holdings, Inc. (c)	125,128
154	Lindsay Corp.	25,079
2,175	Mueller Industries, Inc. (c)	128,325
1,838	Mueller Water Products, Inc. - Class A	19,777
803	Nordson Corp. (c)	190,889
577	Omega Flex, Inc.	53,846
905	Oshkosh Corp.	79,812
1,428	Pentair PLC - ADR	64,231
770	Proto Labs, Inc. (b)	19,658
143	RBC Bearings, Inc. (b)	29,937
3,472	REV Group, Inc.	43,817
1,026	Snap-on, Inc. (c)	234,431
626	SPX Technologies, Inc. (b)(c)	41,097
591	Tennant Co.	36,388
1,521	Terex Corp.	64,977
3,275	The Manitowoc Co., Inc. (b)	29,999
475	The Middleby Corp. (b)(c)	63,602
2,159	The Shyft Group Inc	53,673
859	The Timken Co. (c)	60,706
1,609	The Toro Co. (c)	182,139
2,756	Titan International, Inc. (b)	42,222
1,035	TriMas Corp.	28,711
250	Valmont Industries, Inc.	82,668
1,200	Wabash National Corp. (c)	27,120
510	Watts Water Technologies, Inc. - Class A (c)	74,577
		3,269,065
	Marine - 0.28%
882	Eagle Bulk Shipping, Inc. - ADR	44,047
2,455	Genco Shipping & Trading, Ltd. - ADR	37,709
1,577	Golden Ocean Group, Ltd. - ADR	13,704
747	Kirby Corp. (b)	48,070
1,003	Matson, Inc. (c)	62,698
9,051	Safe Bulkers, Inc. - ADR	26,338
2,752	SFL Corp., Ltd. - ADR	25,373
		257,939
	Media - 1.13%
5,242	Advantage Solutions, Inc. (b)	10,903
954	AMC Networks, Inc. - Class A (b)	14,949
7,233	Entravision Communications Corp. - Class A	34,718
11,078	Gannett Co, Inc. (b)	22,488
2,271	Gray Television, Inc.	25,413
2,219	iHeartMedia, Inc. - Class A (b)	13,603
870	John Wiley & Sons, Inc. - Class A (c)	34,852
4,323	Liberty Latin America, Ltd. - Class A - ADR (b)	32,552
2,759	Liberty Latin America, Ltd. - Class C - ADR (b)	20,968
393	Liberty Media Group - Class A (b)	20,998
5,686	News Corp. - Class A (c)	103,485
2,667	News Corp. - Class B (c)	49,180
609	Nexstar Media Group, Inc. (c)	106,593
1,467	Scholastic Corp.	57,888
1,227	Sinclair Broadcast Group, Inc. - Class A (c)	19,031
726	TechTarget, Inc. (b)	31,988
3,522	TEGNA, Inc.	74,631
2,882	The E.W. Scripps Co. - Class A (b)	38,014
5,323	The Interpublic Group of Companies, Inc. (c)	177,309
2,099	The New York Times Co. - Class A (c)	68,134
2,391	Thryv Holdings, Inc. (b)(c)	45,429
688	Value Line, Inc.	35,005
		1,038,131
	Metals & Mining - 2.16%
2,708	Alcoa Corp.	123,133
539	Alpha Metallurgical Resources, Inc.	78,904
1,212	ATI, Inc. (b)(c)	36,190
8,770	Cleveland-Cliffs, Inc. (b)(c)	141,285
2,114	Commercial Metals Co.	102,106
1,797	Constellium SE - ADR (b)	21,258
503	Gibraltar Industries, Inc. (b)(c)	23,078
693	Haynes International, Inc.	31,663
5,106	Hecla Mining Co.	28,389
262	Kaiser Aluminum Corp.	19,902
305	Materion Corp.	26,691
806	MP Materials Corp. (b)	19,570
2,390	Olympic Steel, Inc.	80,256
1,307	Reliance Steel & Aluminum Co.	264,589
271	Royal Gold, Inc. (c)	30,547
4,713	Ryerson Holding Corp.	142,615
1,101	Schnitzer Steel Industries, Inc. - Class A	33,746
1,870	SSR Mining, Inc. - ADR	29,303
3,701	Steel Dynamics, Inc.	361,588
6,980	SunCoke Energy, Inc.	60,237
4,206	TimkenSteel Corp. (b)	76,423
5,843	United States Steel Corp. (c)	146,367
2,494	Warrior Met Coal, Inc.	86,392
259	Worthington Industries, Inc.	12,875
		1,977,107
	Multiline Retail - 0.64%
1,756	Big Lots, Inc.	25,813
731	Dillard’s, Inc. - Class A (c)	236,259
3,351	Kohl’s Corp. (c)	84,612
8,172	Macy’s, Inc. (c)	168,752
2,677	Nordstrom, Inc. (c)	43,207
645	Ollie’s Bargain Outlet Holdings, Inc. (b)(c)	30,212
		588,855
	Multi-Utilities - 0.27%
740	Avista Corp.	32,812
625	Black Hills Corp. (c)	43,963
2,372	MDU Resources Group, Inc.	71,966
3,669	NiSource, Inc.	100,604
		249,345
	Oil, Gas & Consumable Fuels - 4.07%
5,775	Alto Ingredients, Inc. (b)	16,632
692	Altus Midstream Co.	22,891
3,973	Amplify Energy Corp. (b)	34,923
2,675	Antero Midstream Corp.	28,863
4,620	Antero Resources Corp. (b)(c)	143,174
6,201	APA Corp.	289,463
377	Arch Resources, Inc. (c)	53,832
1,378	Battalion Oil Corp. (b)	13,380
4,684	Berry Corp.	37,472
1,483	California Resources Corp.	64,525
728	Callon Petroleum Co. (b)	27,002
839	Centrus Energy Corp. - Class A (b)	27,251
1,125	Chesapeake Energy Corp.	106,166
801	Chord Energy Corp. (c)	109,585
909	Civitas Resources, Inc. (c)	52,658
2,890	CNX Resources Corp. (b)(c)	48,668
3,364	Comstock Resources, Inc.	46,120
1,996	CONSOL Energy, Inc.	129,740
1,014	CVR Energy, Inc.	31,779
1,832	Delek US Holdings, Inc (c)	49,464
592	Denbury, Inc. (b)	51,516
2,527	Dorian LPG, Ltd. - ADR	47,887
661	DT Midstream, Inc. (c)	36,527
3,214	Earthstone Energy, Inc. - Class A (b)(c)	45,735
4,962	Energy Fuels, Inc. - ADR (b)	30,814
306	Enviva, Inc. (c)	16,209
7,781	Equitrans Midstream Corp. (c)	52,133
1,401	Frontline, Ltd. - ADR (c)	17,008
1,287	Golar LNG, Ltd. - ADR (b)	29,331
759	Green Plains, Inc. (b)(c)	23,149
1,984	HF Sinclair Corp.	102,950
535	International Seaways, Inc. - ADR	19,806
4,521	Kosmos Energy, Ltd. (b)(c)	28,754
584	Laredo Petroleum, Inc. (b)(c)	30,029
4,506	Magnolia Oil & Gas Corp. - Class A (c)	105,666
2,256	Matador Resources Co. (c)	129,133
2,607	Murphy Oil Corp. (c)	112,127
832	NACCO Industries, Inc. - Class A	31,616
388	New Fortress Energy, Inc. (c)	16,459
1,224	Northern Oil and Gas, Inc.	37,724
3,466	OVINTIV, Inc.	175,761
2,757	PBF Energy, Inc. - Class A	112,430
1,440	PDC Energy, Inc. (c)	91,411
3,067	Peabody Energy Corp. (b)(c)	81,030
9,317	Permian Resources Corp.	87,580
3,498	Range Resources Corp. (c)	87,520
1,154	Ranger Oil Corp. - Class A (c)	46,656
11,401	Ring Energy, Inc. (b)	28,046
746	Scorpio Tankers, Inc. - ADR	40,112
844	SilverBow Resources, Inc. (b)	23,868
2,509	Sitio Royalties Corp. - Class A	72,397
2,769	SM Energy Co.	96,444
21,175	Southwestern Energy Co. (b)(c)	123,874
3,722	Talos Energy, Inc. (b)(c)	70,271
8,927	Teekay Corp. - ADR (b)	40,529
8,338	Tellurian, Inc. (b)(c)	14,008
56	Texas Pacific Land Corp. (c)	131,277
8,983	Uranium Energy Corp. (b)	34,854
9,899	Vaalco Energy, Inc.	45,139
1,111	World Fuel Services Corp.	30,364
		3,731,732
	Paper & Forest Products - 0.49%
2,267	Boise Cascade Co.	155,675
1,153	Clearwater Paper Corp. (b)	43,595
2,836	Louisiana-Pacific Corp. (c)	167,891
2,770	Resolute Forest Products, Inc. (b)	59,804
522	Sylvamo Corp.	25,364
		452,329
	Personal Products - 0.72%
2,487	BellRing Brands, Inc. (b)	63,767
3,902	Coty, Inc. - Class A (b)(c)	33,401
994	Edgewell Personal Care Co.	38,309
2,147	elf Beauty, Inc. (b)	118,729
2,463	Herbalife Nutrition, Ltd. - ADR (b)(c)	36,649
658	Inter Parfums, Inc.	63,510
546	Medifast, Inc.	62,981
4,728	Nature’s Sunshine Products, Inc. (b)	39,337
1,975	Nu Skin Enterprises, Inc. - Class A	83,266
2,957	The Beauty Health Co. (b)	26,909
6,107	The Honest Co., Inc. (b)	18,382
7,999	Thorne HealthTech, Inc. (b)	29,036
929	USANA Health Sciences, Inc. (b)	49,423
		663,699
	Pharmaceuticals - 1.46%
27,825	Amneal Pharmaceuticals, Inc. (b)	55,372
3,857	Amphastar Pharmaceuticals, Inc. (b)	108,073
18,514	BARK, Inc. (b)	27,586
4,309	Collegium Pharmaceutical, Inc. (b)	99,969
5,510	Corcept Therapeutics, Inc. (b)(c)	111,908
1,300	Harmony Biosciences Holdings, Inc. (b)	71,630
7,266	Innoviva, Inc. (b)(c)	96,274
758	Intra-Cellular Therapies, Inc. (b)	40,113
2,288	IVERIC Bio, Inc. (b)	48,986
1,114	Jazz Pharmaceuticals PLC - ADR (b)	177,471
1,460	Organon & Co. (c)	40,778
852	Pacira Pharmaceuticals, Inc. (b)	32,896
2,246	Perrigo Co. PLC - ADR	76,566
1,570	Phibro Animal Health Corp. - Class A	21,054
1,992	Prestige Consumer Healthcare, Inc. (b)(c)	124,699
14,034	SIGA Technologies, Inc. (c)	103,290
2,950	Supernus Pharmaceuticals, Inc. (b)(c)	105,227
		1,341,892
	Professional Services - 1.45%
965	ASGN, Inc. (b)(c)	78,628
6,678	Atlas Technical Consultants, Inc. (b)	34,392
1,010	CBIZ, Inc. (b)	47,318
422	CRA International, Inc. (c)	51,665
379	Exponent, Inc.	37,555
751	Forrester Research, Inc. (b)	26,856
1,236	Franklin Covey Co. (b)	57,808
569	FTI Consulting, Inc. (b)(c)	90,357
981	Heidrick & Struggles International, Inc.	27,439
648	Huron Consulting Group, Inc. (b)(c)	47,045
520	ICF International, Inc. (c)	51,506
705	Insperity, Inc. (c)	80,088
1,821	Kelly Services, Inc. - Class A	30,775
1,318	Kforce, Inc.	72,266
850	Korn Ferry International	43,027
4,364	Legalzoom.com, Inc. (b)	33,777
903	ManpowerGroup, Inc.	75,139
1,451	Red Violet, Inc. (b)	33,402
3,696	Resources Connection, Inc.	67,932
2,408	Robert Half International, Inc.	177,783
610	TriNet Group, Inc. (b)	41,358
3,068	TrueBlue, Inc. (b)	60,071
2,231	Upwork, Inc. (b)	23,292
453	VSE Corp.	21,237
837	Willdan Group, Inc. (b)	14,940
		1,325,656
	Real Estate Management & Development - 0.52%
1,201	Americold Realty Trust, Inc. (c)	34,000
4,807	Anywhere Real Estate, Inc. (b)(c)	30,717
8,613	Compass, Inc. - Class A (b)	20,068
4,494	Cushman & Wakefield PLC - ADR (b)	55,995
6,875	eXp World Holdings, Inc.	76,175
2,406	Forestar Group, Inc. (b)	37,076
523	Jones Lang LaSalle, Inc. (b)	83,351
2,316	Marcus & Millichap, Inc. (c)	79,786
1,248	RE/MAX Holdings, Inc. - Class A	23,263
5,976	The Necessity Retail REIT, Inc. - Class A	35,438
		475,869
	Road & Rail - 0.85%
1,081	ArcBest Corp. (c)	75,713
364	Avis Budget Group, Inc. (b)	59,671
1,552	Covenant Transportation Group, Inc.	53,653
5,512	Daseke, Inc. (b)	31,363
1,042	Hertz Global Holdings, Inc. (b)(c)	16,036
2,390	Knight-Swift Transportation Holdings, Inc. (c)	125,260
856	Landstar System, Inc. (c)	139,442
1,204	Lyft, Inc. - Class A (b)	13,268
3,064	PAM Transportation Services, Inc. (b)	79,358
978	RXO, Inc. (b)	16,822
1,183	Ryder System, Inc.	98,863
255	Saia, Inc. (b)(c)	53,468
485	Werner Enterprises, Inc. (c)	19,526
		782,443
	Semiconductors & Semiconductor Equipment - 2.04%
514	Advanced Energy Industries, Inc. (c)	44,091
2,084	Allegro MicroSystems, Inc. (b)(c)	62,562
2,097	Alpha & Omega Semiconductor, Ltd. - ADR (b)	59,911
481	Ambarella, Inc. - ADR (b)	39,553
4,307	Amkor Technology, Inc. (c)	103,282
1,199	Axcelis Technologies, Inc. (b)(c)	95,153
561	CEVA, Inc. (b)(c)	14,350
1,474	Cirrus Logic, Inc. (b)	109,783
1,566	Cohu, Inc. (b)(c)	50,190
957	Diodes, Inc. (b)(c)	72,866
326	Entegris, Inc.	21,382
663	First Solar, Inc. (b)	99,311
1,653	FormFactor, Inc. (b)	36,746
728	Impinj, Inc. (b)	79,483
1,897	Kulicke & Soffa Industries, Inc. (c)	83,961
2,076	Lattice Semiconductor Corp. (b)	134,691
612	MACOM Technology Solutions Holdings, Inc. (b)	38,544
1,894	MaxLinear, Inc. (b)(c)	64,301
830	MKS Instruments, Inc. (c)	70,326
1,115	Onto Innovation, Inc. (b)	75,920
4,972	Photronics, Inc. (b)(c)	83,679
1,112	Power Integrations, Inc. (c)	79,753
2,869	Rambus, Inc. (b)(c)	102,768
1,097	Semtech Corp. (b)	31,473
194	Silicon Laboratories, Inc. (b)(c)	26,320
180	SiTime Corp. (b)(c)	18,292
3,330	SMART Global Holdings, Inc. - ADR (b)	49,550
1,404	Ultra Clean Holdings, Inc. (b)(c)	46,543
1,626	Veeco Instruments, Inc. (b)(c)	30,211
601	Wolfspeed, Inc. (b)(c)	41,493
		1,866,488
	Software - 4.78%
1,438	2U, Inc. (b)	9,016
14,430	8x8, Inc. (b)	62,338
7,306	A10 Networks, Inc.	121,499
2,670	ACI Worldwide, Inc. (b)	61,410
5,761	Adeia, Inc.	54,614
1,402	Agilysys, Inc. (b)	110,954
959	Alarm.com Holdings, Inc. (b)	47,451
1,157	Altair Engineering, Inc. - Class A (b)	52,609
651	Alteryx, Inc. - Class A (b)	32,986
2,127	American Software, Inc. - Class A	31,224
601	Appfolio, Inc. - Class A (b)	63,333
877	Appian Corp. - Class A (b)	28,555
2,763	AppLovin Corp. - Class A (b)(c)	29,094
1,874	Asana, Inc. - Class A (b)	25,805
298	Aspen Technology, Inc. (b)(c)	61,209
1,022	Bentley Systems, Inc. - Class B	37,773
420	Bill.com Holdings, Inc. (b)(c)	45,763
909	Blackbaud, Inc. (b)	53,504
3,537	Box, Inc. - Class A (b)(c)	110,107
2,098	Cerence, Inc. (b)	38,876
1,629	CommVault Systems, Inc. (b)	102,366
1,477	Couchbase, Inc. (b)	19,585
8,055	Cvent Holding Corp. (b)	43,497
2,213	Digital Turbine, Inc. (b)	33,726
2,227	Domo, Inc. - Class B (b)	31,713
6,270	Dropbox, Inc. - Class A (b)	140,323
1,863	Dynatrace, Inc. (b)(c)	71,353
3,491	Ebix, Inc. (c)	69,680
5,611	eGain Corp. (b)	50,667
890	Elastic NV - ADR (b)	45,835
824	Envestnet, Inc. (b)(c)	50,841
896	ePlus, Inc. (b)	39,675
2,057	EverCommerce, Inc. (b)	15,304
380	Fair Isaac Corp. (b)	227,460
723	Five9, Inc. (b)	49,063
6,895	Gen Digital, Inc.	147,760
352	Globant SA - ADR (b)	59,192
1,131	Informatica, Inc. - Class A (b)(c)	18,424
1,025	Jack Henry & Associates, Inc.	179,949
1,426	LivePerson, Inc. (b)	14,460
1,209	Manhattan Associates, Inc. (b)(c)	146,773
4,010	Mitek Systems, Inc. (b)	38,857
1,181	Model N, Inc. (b)	47,901
4,424	Momentive Global, Inc. (b)	30,968
2,046	N-able, Inc. (b)	21,033
804	New Relic, Inc. (b)	45,386
3,423	Nutanix, Inc. - Class A (b)	89,169
2,018	OneSpan, Inc. (b)	22,582
223	Paylocity Holding Corp. (b)	43,320
1,362	Pegasystems, Inc. (c)	46,635
1,970	Progress Software Corp. (c)	99,387
1,250	PTC, Inc. (b)	150,050
683	Qualys, Inc. (b)	76,653
1,025	Rapid7, Inc. (b)	34,830
18,493	Rimini Street, Inc. (b)	70,458
1,261	RingCentral, Inc. - Class A (b)	44,639
1,100	Sapiens International Corp NV - ADR	20,328
4,170	SecureWorks Corp. - Class A (b)	26,646
701	SentinelOne, Inc. - Class A (b)	10,228
881	ShotSpotter, Inc. (b)	29,804
1,520	Smartsheet, Inc. - Class A (b)	59,827
948	Sprout Social, Inc. - Class A (b)(c)	53,524
762	SPS Commerce, Inc. (b)	97,864
1,579	Tenable Holdings, Inc. (b)	60,239
896	UiPath, Inc. - Class A(b)	11,388
5,676	Upland Software, Inc. (b)	40,470
2,078	Varonis Systems, Inc. (b)	49,747
2,216	Verint Systems, Inc. (b)	80,397
2,971	Veritone, Inc. (b)	15,746
1,122	Workiva, Inc. (b)(c)	94,214
2,304	Xperi, Inc. (b)	19,838
8,583	Yext, Inc. (b)	56,047
8,822	Zeta Global Holdings Corp. - Class A (b)(c)	72,076
743	Ziff Davis, Inc. (b)(c)	58,771
3,228	Zuora, Inc. - Class A (b)	20,530
		4,375,318
	Specialty Retail - 4.59%
3,108	Abercrombie & Fitch Co. - Class A (b)(c)	71,204
2,730	Academy Sports & Outdoors, Inc. (c)	143,434
3,165	American Eagle Outfitters, Inc. (c)	44,183
634	America’s Car-Mart, Inc. (b)	45,813
522	Asbury Automotive Group, Inc. (b)(c)	93,569
1,252	AutoNation, Inc. (b)(c)	134,340
4,674	Bed Bath & Beyond, Inc. (b)(c)	11,732
3,864	Big 5 Sporting Goods Corp. (c)	34,119
909	Boot Barn Holdings, Inc. (b)(c)	56,831
2,827	Build-A-Bear Workshop, Inc. (b)	67,396
4,189	Caleres, Inc. (c)	93,331
1,566	Camping World Holdings, Inc. - Class A	34,953
12,365	Chico’s FAS, Inc. (b)(c)	60,836
2,170	Citi Trends, Inc. (b)	57,462
3,115	Conn’s, Inc. (b)	21,431
4,179	Designer Brands, Inc. - Class A	40,871
9,912	Destination XL Group, Inc. (b)	66,906
1,401	Dick’s Sporting Goods, Inc.	168,526
3,842	EVgo, Inc. (b)(c)	17,174
22,622	Express, Inc. (b)	23,074
663	Five Below, Inc. (b)(c)	117,265
1,241	Floor & Decor Holdings, Inc. - Class A (b)(c)	86,411
1,866	Foot Locker, Inc. (c)	70,516
4,972	GameStop Corp. - Class A (b)(c)	91,783
1,394	Genesco, Inc. (b)	64,152
591	Group 1 Automotive, Inc. (c)	106,599
1,392	Guess?, Inc.	28,800
2,397	Haverty Furniture Cos., Inc.	71,670
1,720	Hibbett Sports, Inc.	117,338
4,208	JOANN, Inc. (c)	11,993
3,434	Leslie’s, Inc. (b)	41,929
534	Lithia Motors, Inc. (c)	109,331
5,536	Lumber Liquidators Holdings, Inc. (b)	31,112
1,827	MarineMax, Inc. (b)(c)	57,039
396	Monro, Inc. (c)	17,899
585	Murphy USA, Inc. (c)	163,531
1,678	National Vision Holdings, Inc. (b)	65,039
2,017	ODP Corp. (b)	91,854
842	Penske Automotive Group, Inc. (c)	96,771
2,191	Petco Health & Wellness Co., Inc. (b)(c)	20,771
2,384	Rent-A-Center, Inc.	53,759
1,206	REX American Resources Corp. (b)	38,423
315	RH (b)(c)	84,165
5,338	Sally Beauty Holdings, Inc. (b)(c)	66,832
2,422	Shoe Carnival, Inc. (c)	57,910
2,149	Signet Jewelers, Ltd. - ADR (c)	146,132
1,610	Sleep Number Corp. (b)	41,828
1,367	Sonic Automotive, Inc. - Class A (c)	67,352
6,041	Sportsman’s Warehouse Holdings, Inc. (b)	56,846
3,493	The Aaron’s Co., Inc.	41,741
1,628	The Buckle, Inc. (c)	73,830
4,077	The Cato Corp. - Class A	38,038
1,432	The Children’s Place, Inc. (b)(c)	52,153
6,889	The Container Store Group, Inc. (b)	29,692
5,188	The Gap, Inc. (c)	58,521
5,677	Tile Shop Holdings, Inc. (b)	24,865
4,339	Tilly’s, Inc. - Class A (b)	39,268
6,106	Torrid Holdings, Inc. (b)(c)	18,074
1,085	TravelCenters of America, Inc. (b)	48,586
1,714	Urban Outfitters, Inc. (b)	40,879
1,427	Victoria’s Secret & Co. (b)(c)	51,058
2,256	Warby Parker, Inc. - Class A (b)	30,433
1,516	Williams Sonoma, Inc. (c)	174,219
330	Winmark Corp.	77,824
2,120	Zumiez, Inc. (b)(c)	46,089
		4,207,505
	Technology Hardware, Storage & Peripherals - 0.79%
4,908	Avid Technology, Inc. (b)	130,504
1,343	Corsair Gaming, Inc. (b)	18,225
6,639	Diebold Nixdorf, Inc. (b)	9,427
3,469	NCR Corp. (b)(c)	81,209
5,014	Pure Storage, Inc. - Class A (b)	134,175
915	Super Micro Computer, Inc. (b)(c)	75,121
1,256	Synaptics, Inc. (b)	119,521
3,443	Teradata Corp. (b)	115,891
2,946	Xerox Holdings Corp. (c)	43,012
		727,085
	Textiles, Apparel & Luxury Goods - 2.15%
3,391	Capri Holdings, Ltd. - ADR (b)(c)	194,372
737	Carter’s, Inc. (c)	54,987
846	Columbia Sportswear Co. (c)	74,093
2,014	Crocs, Inc. (b)(c)	218,378
585	Deckers Outdoor Corp. (b)	233,509
8,398	Fossil Group, Inc. (b)	36,195
2,482	G-III Apparel Group, Ltd. (b)	34,028
5,673	Hanesbrands, Inc. (c)	36,080
2,060	Kontoor Brands, Inc. (c)	82,379
2,555	Movado Group, Inc. (c)	82,399
970	Oxford Industries, Inc.	90,385
4,675	PLBY Group, Inc. (b)	12,856
1,173	PVH Corp. (c)	82,802
996	Ralph Lauren Corp. (c)	105,247
830	Rocky Brands, Inc.	19,605
1,994	Skechers U.S.A., Inc. - Class A (b)	83,648
1,971	Steven Madden, Ltd. (c)	62,993
2,247	Superior Uniform Group, Inc.	22,605
5,543	Tapestry, Inc. (c)	211,077
6,655	Under Armour, Inc. - Class A (b)(c)	67,615
7,580	Under Armour, Inc. - Class C (b)(c)	67,614
1,790	Unifi, Inc. (b)	15,412
213	UniFirst Corp.	41,107
736	Weyco Group, Inc.	15,574
2,333	Wolverine World Wide, Inc.	25,500
		1,970,460
	Thrifts & Mortgage Finance - 1.45%
898	Axos Financial, Inc. (b)	34,321
1,240	Berkshire Hills Bancorp, Inc.	37,076
1,990	Bridgewater Bancshares, Inc. (b)	35,303
1,806	Columbia Financial, Inc. (b)	39,046
1,805	Enact Holdings, Inc. (c)	43,537
2,098	Essent Group, Ltd. - ADR	81,570
586	Federal Agricultural Mortgage Corp. - Class C	66,048
1,873	Flushing Financial Corp.	36,299
33	Hingham Institution for Savings	9,107
850	Home Bancorp, Inc.	34,025
1,221	HomeStreet, Inc.	33,675
1,757	Kearny Financial Corp.	17,833
2,399	Luther Burbank Corp.	26,653
2,008	Merchants Bancorp (c)	48,835
6,500	MGIC Investment Corp.	84,500
2,979	Mr Cooper Group, Inc. (b)(c)	119,547
7,900	New York Community Bancorp, Inc. (c)	67,940
2,319	NMI Holdings, Inc. - Class A (b)	48,467
1,957	Northfield Bancorp, Inc.	30,784
1,703	Northwest Bancshares, Inc.	23,808
1,127	PennyMac Financial Services, Inc.	63,856
1,937	Provident Bancorp, Inc.	14,101
1,422	Provident Financial Services, Inc. (c)	30,374
4,194	Radian Group, Inc.	79,980
700	Southern Missouri Bancorp, Inc.	32,081
9,914	UWM Holdings Corp. (c)	32,815
2,069	Velocity Financial, Inc. (b)	19,966
636	Walker & Dunlop, Inc.	49,913
1,191	Washington Federal, Inc.	39,958
1,034	Waterstone Financial, Inc.	17,826
685	WSFS Financial Corp.	31,058
		1,330,302
	Tobacco - 0.11%
990	Turning Point Brands, Inc.	21,414
752	Universal Corp.	39,713
3,407	Vector Group, Ltd.	40,407
		101,534
	Trading Companies & Distributors - 2.38%
2,166	Alta Equipment Group, Inc.	28,570
996	Applied Industrial Technologies, Inc.	125,526
1,572	Beacon Roofing Supply, Inc. (b)	82,986
1,602	BlueLinx Holdings, Inc. (b)	113,918
845	Core & Main, Inc. - Class A (b)	16,317
2,406	DXP Enterprises, Inc. (b)	66,285
330	GATX Corp.	35,092
1,962	Global Industrial Co.	46,166
2,276	GMS, Inc. (b)	113,345
1,102	H&E Equipment Services, Inc.	50,031
336	Herc Holdings, Inc. (c)	44,208
8,134	Hudson Technologies, Inc. (b)	82,316
611	Kaman Corp.	13,625
2,731	Karat Packaging, Inc.	39,244
4,114	MRC Global, Inc. (b)	47,640
975	MSC Industrial Direct Co., Inc. - Class A	79,658
6,286	NOW, Inc. (b)	79,832
1,262	Rush Enterprises, Inc. - Class A	65,977
882	Rush Enterprises, Inc. - Class B	49,630
941	SiteOne Landscape Supply, Inc. (b)(c)	110,398
1,587	Textainer Group Holdings, Ltd. - ADR	49,213
2,662	Titan Machinery, Inc. (b)	105,761
650	Transcat, Inc. (b)	46,066
954	Triton International, Ltd. - ADR (c)	65,616
4,754	Univar Solutions, Inc. (b)	151,177
1,796	Veritiv Corp. (c)	218,591
519	Watsco, Inc. (c)	129,439
988	WESCO International, Inc. (b)	123,698
		2,180,325
	Water Utilities - 0.18%
244	American States Water Co. (c)	22,582
470	Artesian Resources Corp. - Class A	27,533
531	California Water Service Group (c)	32,200
1,648	Essential Utilities, Inc.	78,659
		160,974
	Wireless Telecommunication Services - 0.04%
1,576	Telephone & Data Systems, Inc. (c)	16,532
716	United States Cellular Corp. (b)(c)	14,929
		31,461
	Total Common Stocks (Cost $64,877,275)	84,332,276

	INVESTMENT COMPANIES - 2.39%
	International Equity Funds - 2.39%
16,502	Vanguard Extended Market ETF	2,192,456
	Total Investment Companies (Cost $1,966,832)	2,192,456

	REAL ESTATE INVESTMENT TRUSTS - 4.81%
	Real Estate Investment Trusts - 4.81%
2,287	Acadia Realty Trust	32,818
483	Agree Realty Corp. (c)	34,259
479	Alexander & Baldwin, Inc.	8,972
677	American Assets Trust, Inc.	17,940
1,957	American Homes 4 Rent - Class A (c)	58,984
5,448	Annaly Capital Management, Inc. (c)	114,844
264	Apartment Income REIT Corp.	9,058
6,603	Apartment Investment and Management Co. - Class A	47,013
3,391	Apollo Commercial Real Estate Finance, Inc. (c)	36,487
4,839	Apple Hospitality REIT, Inc.	76,359
4,100	Arbor Realty Trust, Inc.	54,079
2,207	Ares Commercial Real Estate Corp. (c)	22,710
1,690	Armada Hoffler Properties, Inc.	19,435
1,865	Blackstone Mortgage Trust, Inc. - Class A (c)	39,482
11,688	Braemar Hotels & Resorts, Inc.	48,038
3,238	Brandywine Realty Trust	19,914
4,302	Brixmor Property Group, Inc.	97,526
1,826	Broadstone Net Lease, Inc.	29,599
650	Camden Property Trust	72,722
1,596	CBL & Associates Properties, Inc.	36,836
4,458	Chatham Lodging Trust	54,700
3,267	City Office REIT, Inc.	27,377
4,177	CoreCivic, Inc. (b)	48,286
1,579	Corporate Office Properties Trust (c)	40,959
2,150	Cousins Properties, Inc. (c)	54,373
230	CubeSmart (c)	9,257
4,239	DiamondRock Hospitality Co.	34,717
1,770	Douglas Emmett, Inc. (c)	27,754
3,808	Dynex Capital, Inc.	48,438
1,084	Easterly Government Properties, Inc. (c)	15,469
2,168	Ellington Financial, Inc.	26,818
5,645	Empire State Realty Trust, Inc. - Class A	38,047
1,398	EPR Properties	52,733
430	Equity LifeStyle Properties, Inc.	27,778
1,203	Essential Properties Realty Trust, Inc.	28,234
2,660	Farmland Partners, Inc.	33,144
507	Federal Realty OP LP	51,227
218	First Industrial Realty Trust, Inc.	10,521
1,492	Gaming and Leisure Properties, Inc.	77,718
1,216	Gladstone Commercial Corp.	22,496
1,307	Global Medical REIT, Inc.	12,390
2,975	Global Net Lease, Inc. (c)	37,396
4,780	Hersha Hospitality Trust - Class A	40,726
1,400	Highwoods Properties, Inc.	39,172
7,240	Host Hotels & Resorts, Inc. (c)	116,202
3,005	Hudson Pacific Properties, Inc.	29,239
1,665	Independence Realty Trust, Inc. (c)	28,072
2,702	Industrial Logistics Properties Trust	8,836
2,001	Iron Mountain, Inc. (c)	99,750
1,544	JBG SMITH Properties	29,305
1,696	Kilroy Realty Corp. (c)	65,584
6,694	Kimco Realty Corp. (c)	141,779
3,552	Kite Realty Group Trust	74,770
1,079	KKR Real Estate Finance Trust, Inc.	15,063
519	Lamar Advertising Co. - Class A (c)	48,994
353	Life Storage, Inc.	34,770
457	LTC Properties, Inc.	16,237
1,583	LXP Industrial Trust	15,862
5,334	Macerich Co. (c)	60,061
5,837	Medical Properties Trust, Inc. (c)	65,024
247	National Health Investors, Inc.	12,898
1,218	National Retail Properties, Inc.	55,736
415	National Storage Affiliates Trust	14,990
8,954	New Residential Investment Corp. (c)	73,154
394	NexPoint Residential Trust, Inc.	17,147
2,535	Office Properties Income Trust	33,842
1,106	Omega Healthcare Investors, Inc. (c)	30,913
3,416	Orion Office REIT, Inc.	29,173
924	Outfront Media, Inc.	15,320
7,463	Paramount Group, Inc.	44,330
2,989	Park Hotels & Resorts, Inc. (c)	35,240
2,889	Pebblebrook Hotel Trust (c)	38,684
1,052	Phillips Edison & Co, Inc. (c)	33,496
1,431	Physicians Realty Trust (c)	20,707
3,538	Piedmont Office Realty Trust, Inc. - Class A	32,443
1,082	Plymouth Industrial REIT, Inc.	20,753
1,113	Postal Realty Trust, Inc. - Class A	16,172
1,587	PotlatchDeltic Corp. (c)	69,812
1,128	Rayonier, Inc.	37,179
2,811	Ready Capital Corp. (c)	31,315
1,819	Regency Centers Corp.	113,688
1,973	Retail Opportunity Investments Corp.	29,654
171	Rexford Industrial Realty, Inc.	9,343
2,198	RLJ Lodging Trust	23,277
3,658	RPT Realty	36,726
363	Ryman Hospitality Properties, Inc.	29,686
2,930	Sabra Health Care REIT, Inc. (c)	36,420
227	Saul Centers, Inc.	9,234
8,877	Service Properties Trust	64,713
3,318	SITE Centers Corp. (c)	45,324
892	SL Green Realty Corp. (c)	30,078
1,424	Spirit Realty Capital, Inc.	56,860
282	STAG Industrial, Inc. (c)	9,111
3,266	Starwood Property Trust, Inc. (c)	59,866
2,166	STORE Capital Corp.	69,442
5,458	Summit Hotel Properties, Inc.	39,407
3,469	Sunstone Hotel Investors, Inc.	33,511
3,216	Tanger Factory Outlet Centers, Inc. (c)	57,695
10,316	The Geo Group, Inc. (b)(c)	112,960
2,520	Two Harbors Investment Corp.	39,740
3,497	Uniti Group, Inc.	19,338
1,406	Urban Edge Properties	19,811
1,582	Urstadt Biddle Properties, Inc. - Class A	29,979
2,160	Veris Residential, Inc. (b)	34,409
2,380	Vornado Realty Trust	49,528
6,037	Whitestone	58,197
3,015	Xenia Hotels & Resorts, Inc.	39,738
	Total Real Estate Investment Trusts (Cost $5,050,564)	4,407,392

	RIGHTS - 0.00%
	Textiles, Apparel & Luxury Goods - 0.00%
4,675	PLBY Group, Inc (a)(b)(e)(f)	0
	Total Rights (Cost $2,063)	0

	SHORT TERM INVESTMENTS - 0.29%
	Money Market Funds - 0.29%
266,869	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (d)	266,869
	Total Short Term Investments (Cost $266,869)	266,869

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.81%
30,064,806	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (d)	30,064,806
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $30,064,806)	30,064,806

	Total Investments (Cost $102,228,409) - 132.34%	121,263,799
	Liabilities in Excess of Other Assets - (32.34)%	(29,633,213)
	TOTAL NET ASSETS - 100.00%	$91,630,586

Percentages are stated as a percent of net assets.
(a)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.
(d)	Seven-day yield as of December 31, 2022.
(e)	As of December 31, 2022, the Valuation Committee has fair valued these securities. The value of these securities were $13,672, which represents 0.01% of total net assets.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $32,748, which represents 0.04% of the total assets.

Glossary of Terms
ADR -	American Depositary Receipt